Stock Options (Details 2) - $ / shares	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum [Member] | Options [Member]
Expected volatility	133.00%	95.00%
Risk-free interest rate	0.42%	0.35%
Estimated fair value per option for the exchange of the underlying asset relating to the share-based payment award.	$ 4.00	$ 9.30
Maximum [Member] | Options [Member]
Expected volatility	134.00%	96.00%
Risk-free interest rate	0.85%	1.66%
Estimated fair value per option for the exchange of the underlying asset relating to the share-based payment award.	$ 4.86	$ 16.20